Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Share-Based Compensation

(16) Share-Based Compensation

We currently maintain the 2023 Equity Incentive Plan (the “2023 Plan”), which our Board of Directors and stockholders approved in connection with the Business Combination, for purposes of granting equity-based incentive awards to our employees and consultants, including our executive officers and directors. Prior to the Business Combination, TriSalus granted equity incentive awards under the 2009 Amended and Restated Equity Incentive Plan (the “2009 Plan”). The 2009 Plan will not be used following the Business Combination. However, any awards granted under the 2009 Plan remain subject to the terms of the 2009 Plan and the applicable award agreement. Historically, we have used options as an incentive for long-term compensation to our executive officers because options allow our executive officers to realize value from this form of equity compensation only if the value of the underlying equity securities increase relative to the option’s exercise price, which exercise price is set at the fair market value of the underlying equity securities on the grant date.

The 2009 Plan and the 2023 Plan are administered by our chief executive officer and chief financial officer, who act on the recommendation of managers of the Company to select the individuals to whom the awards will be granted and to determine the amount and vesting period for the grants. All grants are subject to approval by the board of directors.

As of March 31, 2025, the balances under the two plans are below.

	March 31, 2025
	Authorized	Outstanding	Available for Issue
2009 Plan	1,213,334	1,213,334	-
2023 Plan	10,350,022	5,001,373	5,228,256
Total	11,563,356	6,214,707	5,228,256

2009 Equity Incentive Plan

As of March 31, 2025, there were in total 1,179,655 stock options and 33,679 RSUs issued and outstanding under the 2009 Plan. Stock options were granted with an exercise price equal to the estimated fair value of the stock at the date of grant. Prior to the Business Combination, the fair value was determined by a third-party valuation performed in accordance with IRS Section 409A. No awards have been granted subsequent to the Business Combination, as the 2009 Plan was frozen and replaced by the 2023 Plan (see below). Options generally have a ten-year contractual term and typically have graded vesting over one to four years.

As of March 31, 2025, we had unrecognized compensation expense of $0.4 million and $0.3 million, respectively, for options and RSUs granted under the 2009 Plan. The March 31, 2025, balance will be recognized over a weighted average period of 1.0 years.

2023 Equity Incentive Plan

As of March 31, 2025, there were in total 4,321,912 stock options and 679,461 RSUs and PSUs issued and outstanding under the 2023 Plan. Under the 2023 Plan, the Company’s Board may grant equity-based incentive awards to employees, consultants and other service providers of the Company and its affiliates within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended. Initially, 5,585,008 shares were authorized under the 2023 Plan. In addition, the share reserve will automatically increase on January 1 of each year for a period of 10 years, commencing on January 1, 2024, and ending on January 1, 2033, in an amount equal to (1) five percent of the total number of shares of the fully diluted Common Stock determined on December 31 of the preceding year, or (2) a lesser number of shares of Common Stock determined by our Board prior to January 1 of a given year. On January 1, 2025, the authorized shares under the 2023 Plan increased by 2,383,545 shares to 10,350,022. Options for 34,023 shares of Common Stock were exercised during the three months ended March 31, 2025. During the three months ended March 31, 2025, we granted 1,157,314 options with a weighted average fair value of $5.27, and 356,773 restricted stock units, net of forfeitures, with a weighted average fair value of $5.38.

As of March 31, 2025, we had unrecognized compensation expense of $12.2 million and $4.3 million, respectively, for options and RSUs & PSUs granted under the 2023 Plan. The balance at March 31, 2025, will be recognized over a weighted average period of 2.9 years.

Our Board, or a duly authorized committee thereof, administers the 2023 Plan. Our Board may also delegate to one or more of our officers the authority to, among other things, (1) designate employees (other than officers) to receive specified stock awards and (2) determine the number of shares subject to such stock awards. Under the 2023 Plan, the Board has the authority to determine award recipients, grant dates, the numbers and types of stock awards to be granted, the applicable fair market value and exercise price, and the provisions of each stock award, including the exercise period and the vesting schedule applicable to a stock award, subject to the limitations of the 2023 Plan.

Stock options are granted with an exercise price no less than 100% of the estimated fair value of a share of Common Stock at the date of grant.

Employee Stock Purchase Plan

We maintain an Employee Stock Purchase Plan (“ESPP”), which provides our eligible employees with an opportunity to purchase shares of Common Stock, to assist us in retaining the services of eligible employees, to secure and retain the services of new employees and to provide incentives for such persons to exert maximum efforts for our success. The ESPP became active in 2024. Initially, 2,350,530 shares of Common Stock were reserved for issuance under the ESPP. The number of shares of Common Stock reserved for issuance under the ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2024, and continuing through and including January 1, 2033, by an amount equal to the lesser of (a) two percent (2%) of the total number of shares of the Fully Diluted Common Stock determined on December 31 of the preceding year, and (b) 200% of the Initial Share Reserve. On January 1, 2025, the authorized shares under ESPP increased by 953,418 shares to 3,303,948

During the three months ended March 31, 2025, no shares were purchased in an offering under the ESPP.

(16) Stockholders’ Equity

(a) Common Stock

As of December 31, 2024 and 2023, the Company’s authorized shares of common stock were 400,000,000. As of December 31, 2024, the Company had reserved the following shares of common stock for future issuance in connection with the conversion of shares of Series A Convertible Preferred Stock, at the applicable conversion rates (see Note (15) Convertible Preferred Stock) and upon the exercise of certain options and warrants:

	December 31, 2024	December 31, 2023
Preferred stock:
Series A convertible preferred stock (assuming maximum conversion)	25,048,584	25,237,155

Warrants:
Public Warrants	1,751,825	8,333,333
Private Placement Warrants	4,428,648	4,933,333
Working Capital Warrants	1,000,000	1,000,000
Initial OrbiMed Warrant	130,805	-
Total Warrants	7,311,278	14,266,666

Employee Stock Purchase Plan	2,253,197	1,396,252

Equity Awards:
Stock options and restricted stock units outstanding	5,050,896	3,666,234
Shares available for future grant	4,190,566	3,515,303
Total Equity Awards	9,241,462	7,181,537
Grand Total	43,854,521	48,081,610

(b) Equity Awards

We currently maintain the 2023 Equity Incentive Plan (the “2023 Plan”), which our Board of Directors and stockholders approved in connection with the Business Combination, for purposes of granting equity-based incentive awards to our employees and consultants, including our executive officers and directors. Prior to the Business Combination, TriSalus granted equity incentive awards under the 2009 Amended and Restated Equity Incentive Plan (the “2009 Plan”). The 2009 Plan will not be used following the Business Combination. However, any awards granted under the 2009 Plan remain subject to the terms of the 2009 Plan and the applicable award agreement. Historically, we have primarily used options as an incentive for long-term compensation to our executive officers because options allow our executive officers to realize value from this form of equity compensation only if the value of the underlying equity securities increase relative to the option’s exercise price, which exercise price is set at the fair market value of the underlying equity securities on the grant date.

The 2009 Plan and the 2023 Plan are administered by our CEO and CFO, who act on the recommendation of managers of the Company to select the individuals to whom the awards will be granted and to determine the amount and vesting period for the grants. All grants are subject to approval by the board of directors.

As of December 31, 2024, the balances under the two plans are below.

	December 31, 2024
	Authorized	Outstanding	Available for Issue
2009 Plan	1,274,985	1,274,985	-
2023 Plan	7,966,477	3,775,911	4,190,566
Total	9,241,462	5,050,896	4,190,566

2009 Equity Incentive Plan

As of December 31, 2024 and 2023, there were in total 1,240,985 and 1,532,356, respectively, stock options issued and outstanding under the 2009 Plan. The 2009 Plan was originally set to expire on July 28, 2019, the ten-year anniversary of its establishment, however, the ten-year life automatically renews each time the plan is amended to increase the authorized shares. The most recent amendment was on September 15, 2022, so the revised expiration date of the 2009 Plan is September 15, 2032.

Stock options are granted with an exercise price equal to the estimated fair value of the stock at the date of grant. Prior to the Business Combination, the fair value was determined by a third-party valuation performed in accordance with IRS Section 409A. No awards have been granted subsequent to the Business Combination, as the 2009 Plan was frozen and replaced by the 2023 Plan (see below). Options generally have a ten-year contractual term and typically have graded vesting over one to four years.

The following table summarizes activity for options issued to employees, consultants, and directors under the 2009 Plan:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at January 1, 2023	1,671,076	$1.62	8.4
Granted	279,306	10.30	-
Exercised	(222,627)	0.94	-
Forfeiture	(195,399)	5.46	-
Options outstanding at December 31, 2023	1,532,356	$2.78	7.5
Granted	-	-	-
Exercised	(121,335)	0.51	-
Forfeiture	(170,036)	3.40	-
Options outstanding at December 31, 2024	1,240,985	$2.92	6.1

The following table summarizes certain information about all options outstanding under the 2009 Plan as of December 31, 2024.

	Options outstanding		Options Exercisable
Exercise Price	Number outstanding at December 31, 2024	Weighted average remaining contractual life	Number exercisable at December 31, 2024
$0.41	197,244	5.97	194,256
$1.22	200,832	2.95	200,832
$2.03	7,415	2.55	7,415
$2.43	673,807	6.80	453,451
$3.65	3,657	0.32	3,657
$10.30	158,030	7.56	73,531
Total	1,240,985	6.10	933,142

2009 Plan	December 31, 2024	December 31, 2023
Valuation assumptions:
Expected dividend yield	-%	-%
Expected volatility	53%	53%
Expected term (years)(1)	6.0 - 6.2	6.0 - 6.2
Risk-free interest rate	4.2%	4.18%

(1)	Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.

Recognized compensation expense under the 2009 Plan for employees and nonemployees in 2024 was $0.3 million, which was predominately included in general and administrative expense in the accompanying Consolidated Statements of Operations. As of December 31, 2024, there was $0.5 million of unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2009 Plan. The December 31, 2024, balance will be recognized over a weighted average period of 1.1 years.

2023 Equity Incentive Plan

Under the 2023 Plan, the Company’s Board may grant equity-based incentive awards to employees, consultants and other service providers of the Company and its affiliates within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended. Initially, 5,585,008 shares were authorized under the 2023 Plan. In addition, the share reserve will automatically increase on January 1 of each year for a period of ten years, commencing on January 1, 2024, and ending on January 1, 2033, in an amount equal to (1) five percent of the total number of shares of the fully diluted common stock determined on December 31 of the preceding year, or (2) a lesser number of shares of Common Stock determined by our Board prior to January 1 of a given year. The share reserve increased to 7,966,477 authorized shares in 2024 due to the automatic feature of the 2023 Plan. The 2023 Plan will expire on August 10, 2033, unless modified by the Board of Directors or a duty authorized committee thereof.

Our Board, or a duly authorized committee thereof, administers the 2023 Plan. Our Board may also delegate to one or more of our officers the authority to, among other things, (1) designate employees (other than officers) to receive specified stock awards and (2) determine the number of shares subject to such stock awards. Under the 2023 Plan, the Board has the authority to determine award recipients, grant dates, the numbers and types of stock awards to be granted, the applicable fair market value and exercise price, and the provisions of each stock award, including the exercise period and the vesting schedule applicable to a stock award, subject to the limitations of the 2023 Plan.

Stock options are granted with an exercise price no less than 100% of the estimated fair value of a share of Common Stock at the date of grant.

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2024.

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at January 1, 2023	-	$-	-
Granted	2,100,307	7.32	-
Exercised	-	-	-
Forfeiture	(30,602)	4.79	-
Options outstanding at December 31, 2023	2,069,705	$7.36	9.7
Granted	1,962,406	8.07	-
Exercised	(4,225)	4.83	-
Forfeiture	(677,332)	7.40	-
Options outstanding at December 31, 2024	3,350,554	$7.77	8.6

We granted 141,000 options to members of the Board of Directors and other non-employees during the year ended December 31, 2024

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2024.

	Options outstanding		Options Exercisable
Exercise Price	Number outstanding at December 31, 2024	Weighted average remaining contractual life	Number exercisable at December 31, 2024
$4.60	381,229	8.86	23,712
$4.78	679,753	7.92	208,231
$6.70	500,416	8.77	119,393
$9.28	205,000	9.05	10,000
$9.40	288,750	9.12	-
$9.50	653,843	8.87	-
$9.62	35,000	9.34	-
$11.34	233,334	7.83	93,336
$11.51	172,500	8.62	57,500
$12.00	200,729	7.84	79,061
Total	3,350,554	8.55	591,233

2023 Plan	December 31, 2024	December 31, 2023
Valuation assumptions:
Expected dividend yield	-%	-%
Expected volatility	54%	53%
Expected term (years)(1)	5.5 - 6.3	6.0 - 6.2
Risk-free interest rate	4.2%	4.2%

Recognized compensation expense under the 2023 Plan for employees and nonemployees in 2024 was $3.6 million, which was predominantly included in general and administrative expense in the accompanying Consolidated Statements of Operations. As of December 31, 2024, there was $10.1 million of unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2023 Plan. The December 31, 2024, balance will be recognized over a weighted average period of 2.8 years.

Restricted and Performance Stock

Pursuant to both the 2009 and 2023 Plans, we issue restricted stock unit awards (“RSUs”) and performance stock unit awards (“PSUs”). The estimated fair value of the awards at the time of grant was determined using the price of our common stock on the grant date for the RSUs and PSUs. All such grants are satisfied through the issuance of new shares. RSUs are share awards that, upon vesting, will deliver to the holder shares of our common stock at specified vesting dates. Typically, RSUs vest over four years, with 25% of the awarded units vesting at each annual anniversary of the grant date. PSUs are share awards that vest upon meeting the stated performance metric(s) during the stated performance period(s). We granted one PSU award in 2024.

The following table summarize activity for RSUs and PSUs issued to employees and directors under the 2009 and 2023 Plan. As of December 31, 2024:

Restricted Stock and Performance Stock:	Net Stock Units	Weighted-Average Grant-Date Fair Value per Share	Weighted average remaining contractual life
Stock Units Outstanding at December 31, 2022	-	$-	-
Awarded	184,018	10.30	-
Released	(25,091)	10.30	-
Forfeited	(94,754)	10.30	-
Stock Units outstanding at December 31, 2023	64,173	10.30	1.8
Awarded	498,255	9.46	-
Released	(21,325)	10.30	-
Forfeited	(81,746)	9.59	-
Stock Units outstanding at December 31, 2024	459,357	9.51	1.5

Recognized compensation expense for RSUs and PSUs for employees and nonemployees in 2024 was $0.2 million and $1.1 million for awards under the 2009 and 2023 Plans, respectively, which was predominantly included in general and administrative expense in the accompanying Consolidated Statements of Operations. As of December 31, 2024, there was $0.3 million and $2.9 million of unrecognized compensation expense for awards under the 2009 and 2023 Plans, respectively, related to unvested RSUs and PSUs. The December 31, 2024, balance will be recognized over a weighted average period of 2.5 years.

(c) Employee Stock Purchase Plan

We maintain an Employee Stock Purchase Plan (“ESPP”), which provides our eligible employees and certain designated companies with an opportunity to purchase shares of Common Stock, to assist us in retaining the services of eligible employees, to secure and retain the services of new employees and to provide incentives for such persons to exert maximum efforts for our success. The ESPP became active in 2024. There were 2,253,197 shares of Common Stock initially reserved for issuance under the ESPP. The number of shares of Common Stock reserved for issuance under the ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2024, and continuing through and including January 1, 2033, by an amount equal to the lesser of (a) two percent (2%) of the total number of shares of the fully diluted common stock determined on December 31 of the preceding year, and (b) 200% of the Initial Share Reserve. As of December 31, 2024, there were 97,333 shares purchased through the ESPP, which we recognized compensation expense of $0.2 million in 2024.